Revenue - Summary of Information About Receivables, Contract Assets And Contract Liabilities From Contracts With Customers (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables from contracts with customers [abstract]
Trade receivables	€ 32,819	€ 33,304	€ 32,819
Contract liabilities	€ 30,373	€ 27,133